Document and Entity Information	18 Months Ended
Dec. 31, 2012
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	cnyc
Entity Registrant Name	CANYON COPPER CORP.
Entity Central Index Key	0001112706
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY